FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
SCHEDULE OF FAIR VALUE ESTIMATES
	Level 1	Level 2	Level 3	Total Gains and (Losses)
December 31, 2022
Derivative liabilities	$-	$-	$12,353,541	$3,451,752

March 31, 2022
Derivative liabilities	$-	$-	$-	$-

SCHEDULE OF RECONCILIATION OF LIABILITIES

December 31, 2022
(unaudited)
Beginning balance	$-
Net change in unrealized (depreciation) appreciation included in earnings	3,451,752
Classification of Series C Preferred stock and warrants	(14,881,337)
Bifurcation of convertible note payable	(923,956)
Sales	-
Transfers in and out	-
Ending balance	$(12,353,541)